                        VINTAGE 3(SM) ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   MAY 1, 2010

This prospectus describes VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Met/Templeton Growth Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I           METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Equity           BlackRock Aggressive Growth
     Income Builder Portfolio -- Class II             Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class E
     Value Portfolio -- Class I                    BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Mid Cap             Portfolio -- Class A
     Core Portfolio -- Class I                     BlackRock Money Market Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Western Asset Variable                MetLife Aggressive Allocation
     Adjustable Rate                                  Portfolio -- Class B
     Income Portfolio                              MetLife Conservative Allocation
  Legg Mason Western Asset Variable High              Portfolio -- Class B
     Income Portfolio                              MetLife Conservative to Moderate Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Accumulation Units......................................................    15
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    22
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    22
Free Withdrawal Allowance...............................................    23
Transfer Charge.........................................................    23
Administrative Charges..................................................    23
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    24
Enhanced Stepped-Up Provision Charge....................................    24
Guaranteed Minimum Withdrawal Benefit Charge............................    24
Variable Funding Option Expenses........................................    24
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    25
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    28
Systematic Withdrawals..................................................    28
OWNERSHIP PROVISIONS....................................................    29
Types of Ownership......................................................    29
Contract Owner..........................................................    29
Beneficiary.............................................................    29
Annuitant...............................................................    29
DEATH BENEFIT...........................................................    30
Death Proceeds before the Maturity Date.................................    30
Enhanced Stepped-Up Provision ("E.S.P.")................................    31
Payment of Proceeds.....................................................    31
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    33
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    34
Planned Death Benefit...................................................    34
Death Proceeds after the Maturity Date..................................    35
Death Proceeds under 403(b) Contracts...................................    35
LIVING BENEFITS.........................................................    35
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    35
THE ANNUITY PERIOD......................................................    41
Maturity Date...........................................................    41
Allocation of Annuity...................................................    41
Variable Annuity........................................................    42
Fixed Annuity...........................................................    42
PAYMENTS OPTIONS........................................................    42
Election of Options.....................................................    42
Annuity Options.........................................................    43
Variable Liquidity Benefit..............................................    43
MISCELLANEOUS CONTRACT PROVISIONS.......................................    44
Right to Return.........................................................    44
Termination.............................................................    44
Required Reports........................................................    44
Suspension of Payments..................................................    44
THE SEPARATE ACCOUNT....................................................    44
Performance Information.................................................    45
FEDERAL TAX CONSIDERATIONS..............................................    45
General Taxation of Annuities...........................................    46
Types of Contracts: Qualified and Non-qualified.........................    47
Qualified Annuity Contracts.............................................    47
Taxation of Qualified Annuity Contracts.................................    47
Mandatory Distributions for Qualified Plans.............................    47
Individual Retirement Annuities.........................................    48
Roth IRAs ..............................................................    48
TSAs (Tax-Sheltered Annuities -- ERISA and Non-ERISA)...................    49
Non-qualified Annuity Contracts.........................................    51
Diversification Requirements for Variable Annuities.....................    52
Ownership of the Investments............................................    52
Taxation of Death Benefit Proceeds......................................    52
Other Tax Considerations................................................    52
Treatment of Charges for Optional Benefits..............................    52
Guaranteed Minimum Withdrawal Benefits..................................    52
Puerto Rico Tax Considerations..........................................    53
Non-Resident Aliens.....................................................    53
Tax Credits and Deductions..............................................    53
OTHER INFORMATION.......................................................    53
The Insurance Company...................................................    53
Financial Statements....................................................    54
Distribution of Variable Annuity Contracts..............................    54
Conformity with State and Federal Laws..................................    55
Voting Rights...........................................................    55
Restrictions on Financial Transactions..................................    55
Legal Proceedings.......................................................    56
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: THE FIXED ACCOUNT...........................................   C-1
APPENDIX D: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.

THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code (the "Code"). Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.



ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10% of the Remaining Benefit Base. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.....................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE...................................   6%(3)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00%
upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge............................................    1.70%(5)
Administrative Expense Charge................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.....    1.85%
Optional E.S.P. Charge.......................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..............    2.05%
Optional GMWB I Charge (maximum upon reset)..................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset).................................    1.00%(6)
Optional GMWB III Charge.....................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED.............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED......    2.30%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.
(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.49%      1.42%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.54%        0.25%       0.03%            --            0.82%           --          0.82%
  American Funds Growth Fund.....     0.33%        0.25%       0.02%            --            0.60%           --          0.60%
  American Funds Growth-Income
     Fund........................     0.28%        0.25%       0.01%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class............     0.56%        0.10%       0.11%            --            0.77%           --          0.77%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.51%        0.25%       0.30%          0.01%           1.07%         0.01%         1.06%(1)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%         1.05%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.06%            --            0.95%           --          0.95%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I#.......     0.75%          --        0.06%            --            0.81%           --          0.81%(2)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio
     -- Class I..................     0.72%          --        0.05%            --            0.77%           --          0.77%(2)
  Legg Mason ClearBridge Variable
     Capital Portfolio++.........     0.75%        0.25%       0.14%            --            1.14%         0.14%         1.00%(3)
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++#................     0.65%          --        0.41%            --            1.06%         0.11%         0.95%(4)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio  -- Class II......     0.75%        0.25%       0.10%            --            1.10%           --          1.10%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I++.....     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I++#...............     0.75%          --        0.10%            --            0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.06%            --            0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio
     -- Class I#.................     0.75%          --        0.24%            --            0.99%         0.04%         0.95%(4)
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I++................     0.75%          --        0.17%            --            0.92%           --          0.92%
  Legg Mason Global Currents
     Variable International All
     Cap Opportunity
     Portfolio++#................     0.85%          --        0.25%            --            1.10%           --          1.10%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Adjustable Rate
     Income Portfolio#...........     0.55%        0.25%       0.56%            --            1.36%         0.36%         1.00%(3)
  Legg Mason Western Asset
     Variable Diversified
     Strategic Income
     Portfolio++.................     0.65%          --        0.30%            --            0.95%           --          0.95%
  Legg Mason Western Asset
     Variable High Income
     Portfolio#..................     0.60%          --        0.15%            --            0.75%           --          0.75%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.06%            --            0.80%           --          0.80%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.64%          --        0.09%            --            0.73%           --          0.73%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.10%            --            0.89%           --          0.89%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Harris Oakmark International
     Portfolio  -- Class A.......     0.79%          --        0.05%            --            0.84%           --          0.84%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.86%          --        0.04%            --            0.90%           --          0.90%
  Janus Forty Portfolio  -- Class
     A...........................     0.64%          --        0.04%            --            0.68%           --          0.68%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.68%        0.25%       0.08%            --            1.01%           --          1.01%
  Met/Templeton Growth
     Portfolio -- Class B........     0.69%        0.25%       0.18%            --            1.12%         0.07%         1.05%(5)
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class B.......     0.99%        0.25%       0.18%            --            1.42%           --          1.42%
  MFS(R) Research International
     Portfolio  -- Class B++.....     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class B++.....     0.70%        0.25%       0.20%            --            1.15%           --          1.15%
  PIMCO Inflation Protected Bond
     Portfolio  -- Class A.......     0.48%          --        0.05%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.04%            --            0.77%           --          0.77%
  Pioneer Fund Portfolio
     -- Class A..................     0.66%          --        0.08%            --            0.74%           --          0.74%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.60%          --        0.06%            --            0.66%           --          0.66%
  Third Avenue Small Cap Value
     Portfolio  -- Class B.......     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.06%            --            0.89%           --          0.89%
  BlackRock Bond Income
     Portfolio -- Class E........     0.38%        0.15%       0.05%            --            0.58%         0.03%         0.55%(6)
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.73%          --        0.10%            --            0.83%         0.01%         0.82%(7)
  BlackRock Money Market
     Portfolio -- Class E........     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(8)
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.10%            --            0.87%           --          0.87%
  Jennison Growth Portfolio
     -- Class A++................     0.62%          --        0.04%            --            0.66%         0.04%         0.62%(9)
  MetLife Aggressive Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.04%          0.74%           1.13%         0.04%         1.09%(10)
  MetLife Conservative Allocation
     Portfolio  -- Class B.......     0.10%        0.25%       0.02%          0.58%           0.95%         0.02%         0.93%(10)
  MetLife Conservative to
     Moderate Allocation
     Portfolio  -- Class B.......     0.09%        0.25%       0.01%          0.63%           0.98%           --          0.98%(11)
  MetLife Moderate Allocation
     Portfolio  -- Class B.......     0.07%        0.25%         --           0.67%           0.99%           --          0.99%(11)
  MetLife Moderate to Aggressive
     Allocation Portfolio
     -- Class B..................     0.07%        0.25%         --           0.71%           1.03%           --          1.03%(11)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.03%            --            0.53%         0.01%         0.52%(12)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.06%            --            0.80%           --          0.80%
  MFS(R) Value Portfolio
     -- Class A..................     0.71%          --        0.03%            --            0.74%         0.08%         0.66%(13)
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.11%            --            0.89%           --          0.89%
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B++.....     0.60%        0.25%       0.07%            --            0.92%           --          0.92%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
# Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2)   Other Expenses have been restated to reflect current fees.
(3) The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(4) Other Expenses have been restated to reflect current fees. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 fees) to 0.80%.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to waive fees or pay all expenses so as to limit total annual operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.
(11) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................    $1,053      $1,704      $2,281      $4,597      $453       $1,364      $2,281
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................    $  961      $1,434      $1,841      $3,776      $361       $1,094      $1,841
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,597
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,776


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Vintage 3 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract

Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class       appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while      Franklin Advisers, Inc.
                                   maintaining prospects for
                                   capital appreciation.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
                                                                       Subadviser: Franklin Templeton
                                                                       Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks capital appreciation          Legg Mason Partners Fund
  Capital Portfolio++              through investment in securities    Advisor, LLC
                                   which the portfolio managers        Subadviser: ClearBridge
                                   believe have above-average          Advisors, LLC
                                   capital appreciation potential.
Legg Mason ClearBridge Variable    Seeks capital appreciation,         Legg Mason Partners Fund
  Dividend Strategy Portfolio++    principally through investments     Advisor, LLC
                                   in dividend-paying stocks.          Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class II            appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I++           consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I++                                               Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Mid Cap Core                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I++                                               Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Global Currents         Seeks total return on assets        Legg Mason Partners Fund
  Variable International All Cap   from growth of capital and          Advisor, LLC
  Opportunity Portfolio++          income.                             Subadviser: Global Currents
                                                                       Investment Management, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks to provide high current       Legg Mason Partners Fund
  Variable Adjustable Rate         income and to limit the degree      Advisor, LLC
  Income Portfolio                 of fluctuation of its net asset     Subadviser: Western Asset
                                   value resulting from movements      Management Company
                                   in interest rates.
Legg Mason Western Asset           Seeks high current income.          Legg Mason Partners Fund
  Variable Diversified Strategic                                       Advisor, LLC
  Income Portfolio++                                                   Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
Legg Mason Western Asset           Seeks high current income.          Legg Mason Partners Fund
  Variable High Income Portfolio   Secondarily, seeks capital          Advisor, LLC
                                   appreciation.                       Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities, LLC
                                   capital appreciation and current
                                   income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/Templeton Growth               Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Templeton Global
                                                                       Advisors Limited
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B++                                               Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A++           capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class B             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B++           capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
        3+ years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
        3+ years                                     0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Global Currents Variable International All Cap Opportunity Portfolio, Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios

("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

-------------------------------------------------------------------------------------------
The death benefit will be the
  greatest of:                         -  the Contract Value on the Death Report Date
                                       -  the total Purchase Payments less the total amount
                                          of any withdrawals made under this Contract; or
                                       -  the Step-Up Value, if any, as described below
-------------------------------------------------------------------------------------------


STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new Step-Up Value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new Step-Up Value would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 - 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE        The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE            The beneficiary (ies), or     The beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT    if none, to the Contract      continue the Contract
OWNER)                       Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The surviving joint owner.                                  Yes
(WHO IS NOT THE ANNUITANT)
------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER      The beneficiary (ies), or,    The beneficiary elects to     Yes
(WHO IS THE ANNUITANT)       if none, to the surviving     continue the Contract
                             joint owner.                  rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The surviving joint owner.    The spouse elects to          Yes
NOT THE ANNUITANT)                                         continue the Contract.
------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS  The beneficiary (ies), or,    The spouse elects to          Yes
THE ANNUITANT)               if none, to the surviving     continue the Contract.
                             joint owner.
                                                           A spouse who is not the
                                                           beneficiary may decline to
                                                           continue the Contract and
                                                           instruct the Company to pay
                                                           the beneficiary.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE    The beneficiary (ies), or     The beneficiary elects to     Yes
CONTRACT OWNER)              if none, to the Contract      continue the Contract
                             Owner.                        rather than receive a lump
                                                           sum distribution.
                                                           But, if there is a
                                                           Contingent Annuitant, then
                                                           the Contingent Annuitant
                                                           becomes the Annuitant and
                                                           the Contract continues in
                                                           effect (generally using the
                                                           original Maturity Date).
                                                           The proceeds will then be
                                                           paid upon the death of the
                                                           Contingent Annuitant or
                                                           owner.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A  The beneficiary (ies), or                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)    if none, to the owner.                                      Annuitant is
                                                                                         treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT         No death proceeds are                                       N/A
(ASSUMING ANNUITANT IS       payable; Contract
STILL ALIVE)                 continues.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
         BEFORE THE                THE COMPANY WILL                                        MANDATORY
    MATURITY DATE, UPON            PAY THE PROCEEDS                                          PAYOUT
      THE DEATH OF THE                   TO:                       UNLESS. . .            RULES APPLY*
------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT            The beneficiary (ies), or     The beneficiary elects to     Yes
                             if none, to the Contract      continue the Contract
                             Owner's estate.               rather than receive a lump
                                                           sum distribution.
------------------------------------------------------------------------------------------------------

BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.

The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any one of these as GMWB. The availability of each rider is shown below.

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB

          Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option.

The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). On December 8, 2008, Separate Account Nine and Separate Account Ten along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").

We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company, and the Company is obligated to pay them even if that amount exceeds the assets in the Separate Account. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company and our long-term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes generally limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


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TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life

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

expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2010, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2010.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


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

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.


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

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

VINTAGE 3 is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Ten, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Ten and its assets. Pursuant to the merger, therefore, Separate Account Ten became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS

The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                 --
                                                       2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.034          1.085                 --
                                                       2005      0.997          1.034            384,723
                                                       2004      0.960          0.997            564,277
                                                       2003      0.782          0.960            580,634
                                                       2002      1.142          0.782            338,997
                                                       2001      1.000          1.142             72,644

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.143          1.194                 --
                                                       2005      1.113          1.143          1,568,513
                                                       2004      1.019          1.113          1,394,502
                                                       2003      0.786          1.019          1,315,337
                                                       2002      1.000          0.786            512,682

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            340,220
                                                       2004      0.973          1.034            534,327
                                                       2003      0.803          0.973            523,556
                                                       2002      1.183          0.803            444,753
                                                       2001      1.000          1.183             25,673

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.329          1.857          1,654,944
                                                       2008      2.198          1.329          2,379,174
                                                       2007      1.950          2.198          3,019,485
                                                       2006      1.649          1.950          3,272,923
                                                       2005      1.473          1.649          3,306,916
                                                       2004      1.322          1.473          2,655,233
                                                       2003      0.995          1.322          1,916,041
                                                       2002      1.188          0.995            687,483
                                                       2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      1.019          1.395          6,568,679
                                                       2008      1.854          1.019          7,523,472
                                                       2007      1.681          1.854          9,443,710
                                                       2006      1.553          1.681         11,381,502
                                                       2005      1.362          1.553         12,017,148
                                                       2004      1.233          1.362         10,520,778
                                                       2003      0.918          1.233          8,199,450
                                                       2002      1.238          0.918          3,191,614
                                                       2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.954          1.229          6,416,233
                                                       2008      1.564          0.954          7,779,967
                                                       2007      1.517          1.564          9,042,382
                                                       2006      1.341          1.517         11,151,752
                                                       2005      1.291          1.341         12,001,784
                                                       2004      1.191          1.291         11,617,894
                                                       2003      0.916          1.191          9,428,215
                                                       2002      1.143          0.916          4,343,254
                                                       2001      1.000          1.143            489,151

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            270,405
                                                       2004      0.952          1.117            284,837
                                                       2003      0.777          0.952            281,928
                                                       2002      1.000          0.777            229,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            843,861
                                                       2004      1.255          1.618            816,644
                                                       2003      0.953          1.255            682,096
                                                       2002      1.000          0.953            279,702

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            290,919
                                                       2004      1.074          1.204             79,948
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            490,676
                                                       2004      1.067          1.202             99,662
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      1.159          1.544          2,365,915
                                                       2008      2.057          1.159          2,531,696
                                                       2007      1.784          2.057          2,825,080
                                                       2006      1.628          1.784          3,353,989
                                                       2005      1.419          1.628          3,163,742
                                                       2004      1.254          1.419          2,238,271
                                                       2003      0.995          1.254          1,588,254
                                                       2002      1.119          0.995            651,538
                                                       2001      1.000          1.119             61,062

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.217          1.670          1,681,269
                                                       2008      2.053          1.217          2,066,887
                                                       2007      1.813          2.053          2,716,635
                                                       2006      1.643          1.813          3,237,766
                                                       2005      1.418          1.643          3,764,767
                                                       2004      1.159          1.418          3,531,167
                                                       2003      0.854          1.159          2,724,412
                                                       2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.843          1.122          1,286,672
                                                       2008      1.220          0.843          1,350,249
                                                       2007      1.198          1.220          1,897,822
                                                       2006      1.032          1.198          1,429,876
                                                       2005      1.000          1.032            517,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.857          1.208            755,412
                                                       2008      1.519          0.857            955,266
                                                       2007      1.391          1.519          1,256,157
                                                       2006      1.303          1.391          1,357,708
                                                       2005      1.267          1.303          1,511,860
                                                       2004      1.158          1.267          1,612,869
                                                       2003      0.859          1.158          1,155,163
                                                       2002      1.228          0.859            552,933
                                                       2001      1.000          1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,654,757
                                                       2004      1.035          1.144          2,910,893
                                                       2003      0.842          1.035          2,090,772
                                                       2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.515          3.195                 --
                                                       2007      2.780          3.515          1,157,087
                                                       2006      2.211          2.780          1,274,566
                                                       2005      1.767          2.211          1,292,213
                                                       2004      1.444          1.767            612,528
                                                       2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      1.171          1.576          2,113,721
                                                       2008      2.001          1.171          2,480,408
                                                       2007      1.766          2.001          3,105,587
                                                       2006      1.481          1.766          3,387,056
                                                       2005      1.369          1.481          3,582,390
                                                       2004      1.177          1.369          2,636,109
                                                       2003      0.907          1.177          1,547,572
                                                       2002      1.134          0.907            725,922
                                                       2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246          1,139,324
                                                       2004      1.024          1.166            867,313
                                                       2003      0.789          1.024            411,565
                                                       2002      1.000          0.789            189,113

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      1.030          1.461            113,646
                                                       2008      1.869          1.030            107,740
                                                       2007      1.564          1.869            107,333
                                                       2006      1.406          1.564             90,153
                                                       2005      1.279          1.406            213,535
                                                       2004      1.081          1.279            289,742
                                                       2003      0.817          1.081            291,470
                                                       2002      1.158          0.817            169,129
                                                       2001      1.000          1.158             17,376

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            624,032
                                                       2004      1.332          1.502            359,563
                                                       2003      1.000          1.332            181,680

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.260          1.341                 --
                                                       2006      1.196          1.260            669,472
                                                       2005      1.146          1.196            819,050
                                                       2004      1.135          1.146            865,998
                                                       2003      0.861          1.135            856,282
                                                       2002      1.198          0.861            561,340
                                                       2001      1.000          1.198              1,868

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      1.053          1.249          1,336,578
                                                       2008      1.827          1.053          1,512,269
                                                       2007      1.774          1.827          2,166,539
                                                       2006      1.569          1.774          3,019,733
                                                       2005      1.500          1.569          3,590,883
                                                       2004      1.386          1.500          2,810,205
                                                       2003      1.073          1.386            568,294
                                                       2002      1.000          1.073            102,496

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.780          1.030          4,137,806
                                                       2008      1.333          0.780          5,049,565
                                                       2007      1.338          1.333          6,557,656
                                                       2006      1.253          1.338          7,261,375
                                                       2005      1.143          1.253          8,661,852
                                                       2004      1.059          1.143          9,608,986
                                                       2003      0.802          1.059          8,246,936
                                                       2002      1.213          0.802          4,485,731
                                                       2001      1.000          1.213            400,759

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      1.024          1.228          2,783,815
                                                       2008      1.476          1.024          2,662,566
                                                       2007      1.387          1.476          3,337,982
                                                       2006      1.231          1.387          4,263,914
                                                       2005      1.202          1.231          5,363,734
                                                       2004      1.125          1.202          5,731,444
                                                       2003      0.920          1.125          5,441,951
                                                       2002      1.137          0.920          2,369,461
                                                       2001      1.000          1.137            203,714

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.133          1.108                 --
                                                       2008      1.635          1.133            684,646
                                                       2007      1.639          1.635            974,517

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.937          1.290          3,333,299
                                                       2008      1.650          0.937          3,758,963
                                                       2007      1.651          1.650          5,750,234
                                                       2006      1.480          1.651          6,718,987
                                                       2005      1.432          1.480          8,538,130
                                                       2004      1.368          1.432          8,424,198
                                                       2003      1.060          1.368          6,312,914
                                                       2002      1.000          1.060          1,192,523

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.838          1.004            233,069
                                                       2008      1.195          0.838            284,831
                                                       2007      1.144          1.195            410,850
                                                       2006      0.988          1.144            460,356
                                                       2005      1.008          0.988            549,657
                                                       2004      0.993          1.008            411,403
                                                       2003      0.819          0.993            297,884
                                                       2002      1.128          0.819             42,767
                                                       2001      1.000          1.128             29,747

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.938          1.129          5,133,313
                                                       2008      1.469          0.938          6,701,002
                                                       2007      1.421          1.469          8,745,660
                                                       2006      1.310          1.421         10,337,342
                                                       2005      1.280          1.310         13,239,685
                                                       2004      1.242          1.280         10,945,191
                                                       2003      1.037          1.242          7,746,731
                                                       2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.956          1.214          3,421,700
                                                       2008      1.536          0.956          4,209,432
                                                       2007      1.545          1.536          6,335,447
                                                       2006      1.347          1.545          5,104,700
                                                       2005      1.310          1.347          6,459,399
                                                       2004      1.233          1.310          7,460,248
                                                       2003      0.906          1.233          6,544,522
                                                       2002      1.173          0.906          3,685,513
                                                       2001      1.000          1.173            387,824

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.943          1.153          1,306,183
                                                       2008      1.493          0.943          1,488,498
                                                       2007      1.463          1.493          1,963,508
                                                       2006      1.261          1.463          1,457,483
                                                       2005      1.205          1.261          2,187,413
                                                       2004      1.112          1.205          2,449,937
                                                       2003      0.856          1.112          1,736,582
                                                       2002      1.134          0.856          1,123,187
                                                       2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.840          1.175          1,237,382
                                                       2008      1.365          0.840          1,608,272
                                                       2007      1.321          1.365          1,984,106
                                                       2006      1.286          1.321          2,360,634
                                                       2005      1.245          1.286          2,985,448
                                                       2004      1.264          1.245          3,178,555
                                                       2003      0.872          1.264          3,256,345
                                                       2002      1.181          0.872          1,343,803
                                                       2001      1.000          1.181            220,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      1.083          1.445            555,617
                                                       2008      1.704          1.083            695,294
                                                       2007      1.620          1.704          1,084,440
                                                       2006      1.437          1.620          1,363,179
                                                       2005      1.352          1.437          1,761,537
                                                       2004      1.247          1.352          2,082,371
                                                       2003      0.979          1.247          1,985,524
                                                       2002      1.233          0.979          1,007,229
                                                       2001      1.000          1.233            106,957

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.952          1.335            610,895
                                                       2008      1.636          0.952            751,633
                                                       2007      1.515          1.636          1,112,460
                                                       2006      1.369          1.515            874,133
                                                       2005      1.329          1.369          1,450,361
                                                       2004      1.176          1.329          1,512,977
                                                       2003      0.805          1.176          1,362,566
                                                       2002      1.255          0.805            374,199
                                                       2001      1.000          1.255              3,283

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.863          0.839                 --
                                                       2008      1.406          0.863          2,029,831
                                                       2007      1.365          1.406          2,219,452
                                                       2006      1.208          1.365          2,630,281
                                                       2005      1.180          1.208          3,241,340
                                                       2004      1.091          1.180          3,694,895
                                                       2003      0.870          1.091          3,104,267
                                                       2002      1.141          0.870          1,112,239
                                                       2001      1.000          1.141             46,322

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      0.970          1.225             23,608
                                                       2008      1.746          0.970             29,352
                                                       2007      1.673          1.746             75,615
                                                       2006      1.354          1.673            290,615
                                                       2005      1.234          1.354            439,395
                                                       2004      1.067          1.234            340,841
                                                       2003      0.853          1.067            359,537
                                                       2002      1.169          0.853          2,351,514
                                                       2001      1.000          1.169                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.588          1.614                 --
                                                       2006      1.441          1.588          1,080,594
                                                       2005      1.417          1.441          1,383,219
                                                       2004      1.353          1.417          1,087,983
                                                       2003      1.068          1.353            677,570
                                                       2002      1.000          1.068             98,290

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.047          1.030          3,001,298
                                                       2008      1.039          1.047          3,983,489
                                                       2007      1.009          1.039          3,917,178
                                                       2006      0.982          1.009          3,539,717
                                                       2005      0.973          0.982          5,853,181
                                                       2004      0.983          0.973          6,201,418
                                                       2003      0.995          0.983         10,307,290
                                                       2002      1.000          0.995         10,414,856
                                                       2001      1.000          1.000          4,696,068

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            299,074
                                                       2008      1.013          0.784            345,215
                                                       2007      1.018          1.013            548,010
                                                       2006      0.996          1.018            638,708
                                                       2005      0.991          0.996            790,687
                                                       2004      0.998          0.991            520,781
                                                       2003      1.000          0.998            112,210

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      1.058          1.240            911,320
                                                       2008      1.248          1.058          1,262,829
                                                       2007      1.247          1.248          1,783,763
                                                       2006      1.205          1.247          2,167,036
                                                       2005      1.197          1.205          3,111,900
                                                       2004      1.142          1.197          3,438,219
                                                       2003      1.041          1.142          2,476,299
                                                       2002      1.012          1.041            806,368
                                                       2001      1.000          1.012            523,138

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.993          1.560          1,417,000
                                                       2008      1.445          0.993          1,670,642
                                                       2007      1.468          1.445          2,463,237
                                                       2006      1.347          1.468          3,316,182
                                                       2005      1.337          1.347          3,764,331
                                                       2004      1.234          1.337          4,280,141
                                                       2003      0.985          1.234          3,543,720
                                                       2002      1.037          0.985          1,009,257
                                                       2001      1.000          1.037             54,303

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.601          1.707                 --
                                                       2006      1.445          1.601            554,760
                                                       2005      1.403          1.445            971,926
                                                       2004      1.236          1.403          1,145,519
                                                       2003      0.887          1.236            938,913
                                                       2002      1.215          0.887            227,917
                                                       2001      1.000          1.215             20,517

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          3,034,285
                                                       2005      1.204          1.229          4,123,387
                                                       2004      1.132          1.204          4,776,424
                                                       2003      0.829          1.132          4,044,047
                                                       2002      1.127          0.829          2,454,452
                                                       2001      1.000          1.127            283,937

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.331          1.398                 --
                                                       2006      1.147          1.331          1,007,512
                                                       2005      1.097          1.147          1,163,792
                                                       2004      1.010          1.097          1,567,539
                                                       2003      0.806          1.010          1,544,295
                                                       2002      1.101          0.806          1,272,473
                                                       2001      1.000          1.101            140,595

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            826,360
                                                       2005      1.372          1.391            912,109
                                                       2004      1.241          1.372            814,490
                                                       2003      1.000          1.241            254,459

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          1,328,761
                                                       2005      1.529          1.625          1,853,134
                                                       2004      1.256          1.529          1,047,903
                                                       2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.908          1.063            185,744
                                                       2008      1.476          0.908            234,239
                                                       2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775            816,265
                                                       2008      1.019          0.584            855,425
                                                       2007      1.218          1.019          1,163,744
                                                       2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223            144,548
                                                       2008      1.315          0.965            137,581
                                                       2007      1.353          1.315            116,308
                                                       2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.930          1.419            802,152
                                                       2008      1.597          0.930            856,150
                                                       2007      1.641          1.597          1,056,563
                                                       2006      1.492          1.641            931,468

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.959          1.348            321,892
                                                       2008      1.680          0.959            251,583
                                                       2007      1.312          1.680             84,653
                                                       2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.670          0.900             80,073
                                                       2008      1.063          0.670             98,949
                                                       2008      1.107          1.063            108,451
                                                       2007      1.251          1.107             11,588

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.794          3,767,046
                                                       2008      1.093          0.683          4,187,119
                                                       2007      1.074          1.093          5,352,699
                                                       2006      1.001          1.074          5,040,214

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789          1,704,558
                                                       2008      1.057          0.635          2,003,655
                                                       2007      1.070          1.057          2,160,726
                                                       2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787                 --
                                                       2008      1.472          0.829            337,188
                                                       2007      1.340          1.472            506,785
                                                       2006      1.359          1.340            537,554

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.836          1.102             60,851
                                                       2008      1.388          0.836             59,738
                                                       2007      1.269          1.388             48,553
                                                       2006      1.281          1.269             11,402

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.463          2.427          1,016,774
                                                       2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.167          1.507            310,313
                                                       2008      2.062          1.167            359,515
                                                       2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.097          1.275          2,502,184
                                                       2008      1.197          1.097          2,786,262
                                                       2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.065          1.295            343,781
                                                       2008      1.615          1.065            117,736
                                                       2007      1.567          1.615            131,153
                                                       2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.064          1.390          1,208,409
                                                       2008      1.214          1.064          1,274,191
                                                       2007      1.160          1.214          1,385,294
                                                       2006      1.122          1.160          2,208,049

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836          2,214,711
                                                       2008      0.978          0.674          2,622,643
                                                       2007      1.027          0.978          3,365,676
                                                       2006      1.003          1.027          1,958,877

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.742          1.146             30,114
                                                       2008      1.340          0.742             39,523

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.543          0.795            581,592
                                                       2008      1.019          0.543            681,325
                                                       2007      0.862          1.019            980,232
                                                       2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.064          1.142          2,773,459
                                                       2008      1.124          1.064          3,064,087
                                                       2007      1.079          1.124          3,916,582
                                                       2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.726          0.913          1,048,488

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.675          0.667                 --
                                                       2008      1.150          0.675            321,611
                                                       2007      1.173          1.150            414,912
                                                       2006      1.143          1.173            456,315

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.678          0.707                 --
                                                       2008      1.252          0.678            945,305
                                                       2007      1.227          1.252          1,217,980
                                                       2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.894          1.069          1,903,920
                                                       2008      1.494          0.894          2,250,263
                                                       2007      1.462          1.494          2,732,435
                                                       2006      1.428          1.462          3,423,841

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.767          1.055             61,108
                                                       2008      1.159          0.767             78,234

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810          1,077,965
                                                       2008      1.073          0.627            101,904
                                                       2007      1.059          1.073             77,136
                                                       2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073          1,311,540
                                                       2008      1.079          0.907          2,469,357
                                                       2007      1.041          1.079            694,072
                                                       2006      1.001          1.041            345,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007            682,868
                                                       2008      1.078          0.829            461,557
                                                       2007      1.047          1.078            138,575
                                                       2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938            689,973
                                                       2008      1.078          0.755            355,115
                                                       2007      1.053          1.078            365,282
                                                       2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870            319,169
                                                       2008      1.078          0.687            354,568
                                                       2007      1.058          1.078          3,790,478
                                                       2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.091          1.268          5,570,751
                                                       2008      1.431          1.091          6,623,364
                                                       2007      1.399          1.431          8,475,997
                                                       2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.975          1.156            579,426
                                                       2008      1.472          0.975            741,138
                                                       2007      1.393          1.472            811,778
                                                       2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.639          0.877          1,666,362
                                                       2008      1.095          0.639          1,838,210
                                                       2007      1.049          1.095          2,240,779
                                                       2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            166,401
                                                       2008      1.143          0.651            192,308
                                                       2007      1.067          1.143            294,582
                                                       2006      0.998          1.067            375,374

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          4,427,645
                                                       2005      1.117          1.119          4,051,146
                                                       2004      1.045          1.117          3,205,754
                                                       2003      1.000          1.045          1,272,314

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.283          1.325                 --
                                                       2008      1.248          1.283         10,331,159
                                                       2007      1.169          1.248         13,620,913
                                                       2006      1.146          1.169         17,239,178
                                                       2005      1.140          1.146         22,862,275
                                                       2004      1.107          1.140         25,251,835
                                                       2003      1.074          1.107         24,931,634
                                                       2002      1.003          1.074         12,110,005
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.450          1.345                 --
                                                       2007      1.339          1.450             80,724
                                                       2006      1.228          1.339             85,573
                                                       2005      1.167          1.228            118,293
                                                       2004      1.105          1.167            276,444
                                                       2003      0.853          1.105            288,042
                                                       2002      1.233          0.853            166,521
                                                       2001      1.000          1.233             19,152

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            638,928
                                                       2005      1.323          1.458            563,447
                                                       2004      1.160          1.323            708,372
                                                       2003      0.919          1.160            789,803
                                                       2002      1.138          0.919            348,979
                                                       2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            987,227
                                                       2005      1.783          1.874          1,262,872
                                                       2004      1.439          1.783          1,531,094
                                                       2003      0.980          1.439          1,457,951
                                                       2002      1.221          0.980            894,693
                                                       2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            625,300
                                                       2004      1.144          1.196            971,172
                                                       2003      0.901          1.144            604,655
                                                       2002      1.206          0.901            171,916
                                                       2001      1.000          1.206              3,553

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          4,685,823
                                                       2004      1.229          1.326          4,664,493
                                                       2003      0.955          1.229          3,466,972
                                                       2002      1.130          0.955            851,610
                                                       2001      1.000          1.130             27,813

  Travelers Large Cap Subaccount (10/01).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,408,457
                                                       2004      1.055          1.103          1,502,752
                                                       2003      0.862          1.055          1,320,336
                                                       2002      1.138          0.862            297,305
                                                       2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (10/01)........  2006      1.052          1.041                 --
                                                       2005      1.057          1.052          5,931,326
                                                       2004      1.047          1.057          6,706,064
                                                       2003      0.984          1.047          6,231,466
                                                       2002      0.981          0.984          2,680,937
                                                       2001      1.000          0.981             86,039

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            577,073
                                                       2004      1.006          1.145            802,307
                                                       2003      0.846          1.006            611,226
                                                       2002      1.151          0.846            186,632
                                                       2001      1.000          1.151                614

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,379,504
                                                       2004      0.738          0.827            965,769
                                                       2003      0.549          0.738            863,409
                                                       2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271         14,835,633
                                                       2004      1.150          1.258         15,096,154
                                                       2003      1.005          1.150         12,779,445
                                                       2002      1.081          1.005          4,612,845
                                                       2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            534,003
                                                       2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            900,979
                                                       2004      1.064          1.209            782,542
                                                       2003      0.843          1.064            306,180
                                                       2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            135,007
                                                       2004      1.213          1.324             98,404
                                                       2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          2,085,055
                                                       2004      1.000          1.092            835,408

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            968,595
                                                       2004      0.974          1.054          1,033,754
                                                       2003      0.749          0.974          1,013,488
                                                       2002      1.148          0.749            737,863
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113              8,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.102          1.143                 --
                                                       2005      1.041          1.102            475,059
                                                       2004      1.021          1.041            341,310
                                                       2003      0.828          1.021            144,333
                                                       2002      1.194          0.828             50,164
                                                       2001      1.000          1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.213          1.156                 --
                                                       2007      1.056          1.213            108,804
                                                       2006      1.046          1.056            144,044
                                                       2005      0.987          1.046            347,156
                                                       2004      0.940          0.987            428,209
                                                       2003      0.752          0.940            419,469
                                                       2002      1.134          0.752            245,637
                                                       2001      1.000          1.134             81,986




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.073          1.145               --
                                                       2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.080          1.131               --
                                                       2005      1.049          1.080               --
                                                       2004      1.000          1.049               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2009      1.147          1.147               --
                                                       2008      1.147          1.147               --
                                                       2006      1.101          1.147               --
                                                       2005      1.080          1.101           20,275
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2009      0.878          1.162          139,659
                                                       2008      1.570          0.878          139,659
                                                       2007      1.371          1.570          139,659
                                                       2006      1.260          1.371          120,320
                                                       2005      1.106          1.260           37,790
                                                       2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.821          1.086           20,722
                                                       2008      1.198          0.821           20,736
                                                       2007      1.184          1.198           20,736
                                                       2006      1.027          1.184           16,826
                                                       2005      1.000          1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2009      0.884          1.245               --
                                                       2008      1.616          0.884               --
                                                       2007      1.362          1.616               --
                                                       2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.112          1.180               --
                                                       2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.727          0.856          351,797
                                                       2008      1.271          0.727          357,400
                                                       2007      1.243          1.271          397,902
                                                       2006      1.107          1.243          464,735
                                                       2005      1.065          1.107          406,369
                                                       2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.229          1.216           38,527
                                                       2006      1.159          1.229            9,883
                                                       2005      1.065          1.159            9,552
                                                       2004      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.201          1.269           49,687
                                                       2006      1.073          1.201           49,720
                                                       2005      1.055          1.073           49,206
                                                       2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.802          0.782               --
                                                       2008      1.166          0.802           20,960
                                                       2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.660          0.903          466,526
                                                       2008      1.171          0.660          526,150
                                                       2007      1.179          1.171          480,799
                                                       2006      1.065          1.179          548,567
                                                       2005      1.038          1.065          478,793
                                                       2004      1.000          1.038           26,690

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2009      0.820          0.976               --
                                                       2008      1.178          0.820               --
                                                       2007      1.135          1.178               --
                                                       2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.128          1.158           50,751
                                                       2006      1.047          1.128           52,797
                                                       2005      1.030          1.047           52,916
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (10/01).......................  2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.229          1.213              723
                                                       2006      1.079          1.229              725
                                                       2005      1.057          1.079              728
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (10/01)..................................  2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.034          1.062           12,920
                                                       2006      1.014          1.034           12,949
                                                       2005      0.989          1.014           12,501
                                                       2004      1.000          0.989               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2009      0.851          1.128           29,725
                                                       2008      1.349          0.851           30,416
                                                       2007      1.292          1.349           28,787
                                                       2006      1.154          1.292           18,302
                                                       2005      1.093          1.154           19,256
                                                       2004      1.000          1.093            9,888

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2009      0.882          1.106               --
                                                       2008      1.599          0.882               --
                                                       2007      1.542          1.599               --
                                                       2006      1.257          1.542               --
                                                       2005      1.154          1.257               --
                                                       2004      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.140          1.152               --
                                                       2006      1.041          1.140           20,815
                                                       2005      1.032          1.041           20,662
                                                       2004      1.000          1.032           10,329

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (10/01).............  2009      1.038          1.014              723
                                                       2008      1.038          1.038              726
                                                       2007      1.014          1.038              729
                                                       2006      0.995          1.014              732
                                                       2005      0.992          0.995              734
                                                       2004      1.000          0.992               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2009      0.919          1.069               --
                                                       2008      1.092          0.919               --
                                                       2007      1.098          1.092               --
                                                       2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2009      0.782          1.220           32,543
                                                       2008      1.146          0.782           45,575
                                                       2007      1.172          1.146           47,385
                                                       2006      1.084          1.172           13,287
                                                       2005      1.083          1.084           12,550
                                                       2004      1.000          1.083               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.314          1.398               --
                                                       2006      1.194          1.314            2,986
                                                       2005      1.168          1.194            2,962
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.293          1.355               --
                                                       2006      1.121          1.293               --
                                                       2005      1.080          1.121               --
                                                       2004      1.000          1.080               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.671          0.774            9,108
                                                       2008      1.081          0.671           22,259
                                                       2007      1.069          1.081           21,937
                                                       2006      1.001          1.069           65,545

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.179          1.306          333,892

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.659          1.011               --
                                                       2008      1.196          0.659               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.006          1.072           63,505
                                                       2008      1.070          1.006           63,511
                                                       2007      1.034          1.070           63,516
                                                       2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.669          0.837               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.653          0.643               --
                                                       2008      1.120          0.653               --
                                                       2007      1.150          1.120               --
                                                       2006      1.126          1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.799          1.091               --
                                                       2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.297          1.200               --
                                                       2007      1.206          1.297               --
                                                       2006      1.114          1.206               --
                                                       2005      1.066          1.114               --
                                                       2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (10/01)........  2006      1.016          1.003               --
                                                       2005      1.028          1.016            4,104
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (10/01)............................................  2008      1.272          1.210               --
                                                       2007      1.116          1.272               --
                                                       2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable        Legg Mason Western Asset Variable
     Rate Income Portfolio                          Adjustable Rate Income Portfolio
  Legg Mason Partners Variable Diversified       Legg Mason Western Asset Variable
     Strategic Income Portfolio                     Diversified Strategic Income Portfolio
  Legg Mason Partners Variable High Income       Legg Mason Western Asset Variable High
     Portfolio                                      Income Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Appreciation      Legg Mason ClearBridge Variable
     Portfolio                                      Appreciation Portfolio
  Legg Mason Partners Variable Capital and       Legg Mason ClearBridge Variable Equity
     Income Portfolio                               Income Builder Portfolio
  Legg Mason Partners Variable Capital           Legg Mason ClearBridge Variable Capital
     Portfolio                                      Portfolio
  Legg Mason Partners Variable Dividend          Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
  Legg Mason Partners Variable Fundamental       Legg Mason ClearBridge Variable
     Value Portfolio                                Fundamental All Cap Value Portfolio
  Legg Mason Partners Variable Investors         Legg Mason ClearBridge Variable Large Cap
     Portfolio                                      Value Portfolio
  Legg Mason Partners Variable Large Cap         Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Mid Cap Core      Legg Mason ClearBridge Variable Mid Cap
     Portfolio                                      Core Portfolio
  Legg Mason Partners Variable Small Cap         Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                               Growth Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met/AIM Small Cap Growth Portfolio             Invesco Small Cap Growth Portfolio


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      MET INVESTORS SERIES TRUST
  Legg Mason Partners Variable Global Equity   Met/Templeton Growth Portfolio
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Money Market    BlackRock Money Market Portfolio
     Portfolio

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

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2010 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83


                                       D-1